Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 10, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	COLUMBIA PIPELINE GROUP, INC./DE
Entity Central Index Key	0001629995
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		399,841,350